Other Non-Current Liabilities (Details) - Schedule of the Reconciliation of the Present Value of Deferred Consideration at Business Combination - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of the Reconciliation of the Present Value of Deferred Consideration at Business Combination [Member]
Deferred consideration – current portion	$ 372,875
Deferred consideration – non-current portion	346,796
Total deferred consideration	$ 719,671